Derivative Liabilities (Details)	12 Months Ended
Dec. 31, 2018
Derivative Liabilities Details [Abstract]
Risk-free interest rate at grant date	0.45%
Expected stock price volatility	244.00%
Expected dividend payout
Expected option in life-years	1 year